Financial Instruments - Summary of Fair Value Measurement of Financial Assets and Financial Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 977	$ 180
Carrying value, Derivative financial instruments	901	294
Carrying value, Preferred shares receivable	27,954
Carrying value, Derivative financial instruments	977	180
Carrying value, Long-term debt – Notes	846,500	266,865
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	869,288	$ 280,295
Preferred Shares Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	28,702
Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 1 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Level 1 [member] | Preferred Shares Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	977
Level 2 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	869,288
Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	901
Level 2 [member] | Preferred Shares Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	28,702
Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 3 [member] | Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Level 3 [member] | Preferred Shares Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 0